Summary of Significant Accounting Policies - Summary of Revenue by Major Source (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customer	$ 606,619	$ 608,981	$ 2,317,034	$ 1,554,529	$ 2,444,104	$ 1,558,866
Clinical/Medical Providers [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customer	405,914		1,837,667
Direct To Patient [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customer	$ 200,705		$ 479,367